Note 14 - Other Expenses - Employee Benefits Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Wages, salaries and commissions	$ 67,925	$ 58,838	$ 196,452	$ 171,456
Benefits	3,726	7,708	20,299	20,211
	$ 71,651	$ 66,546	$ 216,751	$ 191,667